Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income (loss)	$ (350)	$ (1,314)	$ 2,339
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,763	1,738	1,176
Provision (benefit) for deferred income taxes	(26)	(337)	1,264
Impairment of goodwill	0	1,098	0
Impairment of equity-method investments	430	1,359	0
Impairment of and net (gain) loss on sale of assets and businesses	918	215	67
Amortization of stock-based awards	73	82	53
Gain on remeasurement of equity-method investment	0	0	(2,544)
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	82	39	(276)
Inventories	(25)	105	(36)
Other current assets and deferred charges	(4)	4	(44)
Accounts payable	35	(88)	(8)
Accrued liabilities	512	54	(184)
Other, including changes in noncurrent assets and liabilities	272	(247)	327
Net cash provided (used) by operating activities	3,680	2,708	2,134
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper – net	(409)	(306)	572
Proceeds from long-term debt	6,528	9,772	7,321
Payments of long-term debt	(7,091)	(6,516)	(1,828)
Proceeds from issuance of common stock	9	27	3,416
Proceeds from sale of limited partner units of consolidated partnership	114	59	55
Dividends paid	(1,261)	(1,836)	(1,412)
Dividends and distributions paid to noncontrolling interests	(940)	(942)	(840)
Contributions from noncontrolling interests	29	111	340
Payments for debt issuance costs	(9)	(35)	(40)
Special distribution from Gulfstream	0	396	0
Contribution to Gulfstream for repayment of debt	(148)	(248)	0
Other – net	(16)	(31)	(2)
Net cash provided (used) by financing activities	(3,194)	451	7,582
INVESTING ACTIVITIES:
Capital expenditures (1)	(2,051)	(3,167)	(4,031)
Net proceeds from dispositions	30	3	34
Proceeds from sale of businesses, net of cash divested	1,020	0	0
Purchases of businesses, net of cash acquired	0	(112)	(5,958)
Purchases of and contributions to equity-method investments	(177)	(595)	(482)
Distributions from unconsolidated affiliates in excess of cumulative earnings	472	404	206
Other – net	290	168	74
Net cash provided (used) by investing activities	(416)	(3,299)	(10,157)
Increase (decrease) in cash and cash equivalents	70	(140)	(441)
Cash and cash equivalents at beginning of year	100	240	681
Cash and cash equivalents at end of year	170	100	240
(1) Increases to property, plant, and equipment	(1,912)	(3,024)	(3,916)
Changes in related accounts payable and accrued liabilities	(139)	(143)	(115)
Capital expenditures (1)	$ (2,051)	$ (3,167)	$ (4,031)